Convertible Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	Aug. 10, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Convertible Preferred Stock
Convertible preferred stock, authorized		21,910,800
Class A common stock subject to possible redemption, 1,144,794 shares at $10.52 and $10.14 per share redemption value as of June 30, 2023 and December 31, 2022, respectively	$ 203,974	$ 164,006	$ 164,006	$ 160,507	$ 55,975
Series A-1 preferred stock
Convertible Preferred Stock
Convertible preferred stock, par value per share (in dollars per share)		$ 0.001		$ 0.001
Convertible preferred stock, authorized		5,331,943		5,331,943
Convertible preferred stock, issued		5,331,943		5,331,943
Convertible preferred stock, shares outstanding (in shares)		131,797		131,797
Class A common stock subject to possible redemption, 1,144,794 shares at $10.52 and $10.14 per share redemption value as of June 30, 2023 and December 31, 2022, respectively	6,065	$ 6,065		$ 6,065	6,065
Series A-2 preferred stock
Convertible Preferred Stock
Convertible preferred stock, par value per share (in dollars per share)		$ 0.001		$ 0.001
Convertible preferred stock, authorized		23,307,464		23,307,464
Convertible preferred stock, issued		23,307,464		23,307,464
Convertible preferred stock, shares outstanding (in shares)		576,126		576,126
Class A common stock subject to possible redemption, 1,144,794 shares at $10.52 and $10.14 per share redemption value as of June 30, 2023 and December 31, 2022, respectively	8,976	$ 8,976		$ 8,976	8,976
Series A-3 preferred stock
Convertible Preferred Stock
Convertible preferred stock, par value per share (in dollars per share)		$ 0.001		$ 0.001
Convertible preferred stock, authorized		24,792,020		24,792,020
Convertible preferred stock, issued		24,792,020		24,792,020
Convertible preferred stock, shares outstanding (in shares)		612,822		612,822
Class A common stock subject to possible redemption, 1,144,794 shares at $10.52 and $10.14 per share redemption value as of June 30, 2023 and December 31, 2022, respectively	10,611	$ 10,611		$ 10,611	10,611
Series A-4 preferred stock
Convertible Preferred Stock
Convertible preferred stock, par value per share (in dollars per share)		$ 0.001		$ 0.001
Convertible preferred stock, authorized		5,169,690		5,169,690
Convertible preferred stock, issued		5,169,690		5,169,690
Convertible preferred stock, shares outstanding (in shares)		127,787		127,787
Class A common stock subject to possible redemption, 1,144,794 shares at $10.52 and $10.14 per share redemption value as of June 30, 2023 and December 31, 2022, respectively	1,993	$ 1,993		$ 1,993	1,993
Series A-5 preferred stock
Convertible Preferred Stock
Convertible preferred stock, par value per share (in dollars per share)		$ 0.001		$ 0.001
Convertible preferred stock, authorized		734,533		734,533
Convertible preferred stock, issued		29,545,455		29,545,455
Convertible preferred stock, shares outstanding (in shares)		730,320		730,320
Class A common stock subject to possible redemption, 1,144,794 shares at $10.52 and $10.14 per share redemption value as of June 30, 2023 and December 31, 2022, respectively	12,858	$ 12,858		$ 12,858	12,858
Series A-6 preferred stock
Convertible Preferred Stock
Convertible preferred stock, par value per share (in dollars per share)		$ 0.001		$ 0.001
Convertible preferred stock, authorized		805,848		805,848
Convertible preferred stock, issued		32,391,000		32,391,000
Convertible preferred stock, shares outstanding (in shares)		800,657		800,657
Class A common stock subject to possible redemption, 1,144,794 shares at $10.52 and $10.14 per share redemption value as of June 30, 2023 and December 31, 2022, respectively	15,476	$ 15,476		$ 15,476	$ 15,472
Series B preferred stock
Convertible Preferred Stock
Convertible preferred stock, par value per share (in dollars per share)		$ 0.001		$ 0.001
Convertible preferred stock, authorized		7,021,678		7,021,678
Convertible preferred stock, issued		6,984,971
Convertible preferred stock, shares outstanding (in shares)		6,984,971		6,984,971
Class A common stock subject to possible redemption, 1,144,794 shares at $10.52 and $10.14 per share redemption value as of June 30, 2023 and December 31, 2022, respectively	84,637	$ 84,528		$ 84,528
Series B-1 preferred stock
Convertible Preferred Stock
Convertible preferred stock, par value per share (in dollars per share)		$ 0.001		$ 0.001
Convertible preferred stock, authorized		1,659,672		1,659,672
Convertible preferred stock, issued		1,659,672
Convertible preferred stock, shares outstanding (in shares)		1,659,672		1,412,487
Class A common stock subject to possible redemption, 1,144,794 shares at $10.52 and $10.14 per share redemption value as of June 30, 2023 and December 31, 2022, respectively	23,500	$ 23,499		$ 20,000
Series B-2 preferred stock
Convertible Preferred Stock
Convertible preferred stock, par value per share (in dollars per share)		$ 0.001		$ 0.001
Convertible preferred stock, authorized		1,765,609		1,765,609
Convertible preferred stock, issued		706,243
Convertible preferred stock, shares outstanding (in shares)		706,243		0
Series B-3 preferred stock
Convertible Preferred Stock
Convertible preferred stock, par value per share (in dollars per share)		$ 0.001		$ 0.001
Convertible preferred stock, authorized		8,474,924		8,474,924
Convertible preferred stock, issued		0		0
Convertible preferred stock, shares outstanding (in shares)		0		0
Class A common stock subject to possible redemption, 1,144,794 shares at $10.52 and $10.14 per share redemption value as of June 30, 2023 and December 31, 2022, respectively	$ 39,858